Income Tax (Details) - Schedule of Movement of Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 140	$ 415
Operating loss utilized	(140)	(275)
Ending balance		$ 140